Note 16 - Interest and Finance Costs - Schedule of Income Statement Related Costs (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Interest expense	$ 45,782	$ 26,956
Interest capitalized	(794)	(101)
Swap effect loss / (gain)	(1,502)	1,000
Amortization and write-off of financing costs	1,650	1,296
Bank charges and other financing costs	180	227
Total	$ 45,316	$ 29,378